Cash and cash equivalents	12 Months Ended
Dec. 31, 2015
Cash and cash equivalents [Abstract]
Cash and cash equivalents
4.	Cash and cash equivalents

Cash and cash equivalents represent cash on hand, cash held at bank, and time deposits placed with banks or other financial institutions, which have original maturities of three months or less. Cash on hand and cash held at bank balance as of December 31, 2014 and 2015 primarily consist of the following currencies:

	December 31, 2014		December 31, 2015
(In thousands)	Amount	USD equivalent	Amount	USD equivalent
RMB	674,001	110,149	606,845	93,454
USD	294,036	294,036	268,198	268,198
HKD	697	90	969	125
Total		404,275		361,777

Time deposits with original maturities of three months or less as of December 31, 2014 and 2015 primarily consist of the following currencies:

	December 31, 2014		December 31, 2015
(In thousands)	Amount	USD equivalent	Amount	USD equivalent
RMB	156,749	25,617	349,099	53,760
USD	5,500	5,500	260,597	260,597
Total		31,117		314,357